Schedule of Investments (unaudited)	iShares® S&P Small-Cap 600 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.4%
AAR Corp.(a)	588,774	$22,814,993
Aerojet Rocketdyne Holdings Inc.	727,815	35,146,187
Kaman Corp.	492,473	24,820,639
Moog Inc., Class A	323,499	27,193,326
National Presto Industries Inc.	92,077	9,359,627
Park Aerospace Corp.	199,837	2,977,571
Triumph Group Inc.(a)	704,575	14,619,931
		136,932,274
Air Freight & Logistics — 0.8%
Atlas Air Worldwide Holdings Inc.(a)(b)	488,887	33,298,094
Echo Global Logistics Inc.(a)	216,364	6,651,029
Hub Group Inc., Class A(a)	598,794	39,508,428
		79,457,551
Airlines — 0.9%
Allegiant Travel Co.(a)	145,583	28,243,102
Hawaiian Holdings Inc.(a)	908,027	22,128,618
SkyWest Inc.(a)	892,847	38,454,920
		88,826,640
Auto Components — 0.7%
American Axle & Manufacturing Holdings Inc.(a)(b)	2,025,183	20,960,644
Cooper-Standard Holdings Inc.(a)	299,589	8,688,081
Gentherm Inc.(a)(b)	198,789	14,123,958
Motorcar Parts of America Inc.(a)	335,745	7,534,118
Standard Motor Products Inc.	357,680	15,505,428
		66,812,229
Automobiles — 0.2%
Winnebago Industries Inc.	291,974	19,842,553

Banks — 13.6%
Allegiance Bancshares Inc.	302,073	11,611,686
Ameris Bancorp.	1,110,070	56,202,844
Banc of California Inc.	793,510	13,918,165
BancFirst Corp.	171,164	10,685,769
Bancorp. Inc. (The)(a)(b)	397,845	9,154,413
BankUnited Inc.	1,466,106	62,588,065
Banner Corp.	539,738	29,259,197
Berkshire Hills Bancorp. Inc.	572,090	15,680,987
Boston Private Financial Holdings Inc.	1,293,551	19,079,877
Brookline Bancorp. Inc.	1,209,899	18,087,990
Cadence BanCorp.	1,953,806	40,795,469
Central Pacific Financial Corp.	417,563	10,881,692
City Holding Co.	129,996	9,780,899
Columbia Banking System Inc.	1,126,431	43,435,179
Community Bank System Inc.	444,792	33,648,515
Customers Bancorp. Inc.(a)(b)	472,231	18,412,287
CVB Financial Corp.	1,214,970	25,016,232
Dime Community Bancshares Inc.	623,521	20,962,776
Eagle Bancorp. Inc.	504,329	28,282,770
FB Financial Corp.	597,446	22,296,685
First BanCorp./Puerto Rico	3,067,717	36,567,187
First Bancorp./Southern Pines NC	441,937	18,079,643
First Commonwealth Financial Corp.	1,490,353	20,969,267
First Financial Bancorp.	1,528,304	36,113,824
First Hawaiian Inc.	2,312,028	65,522,874
First Midwest Bancorp. Inc.	1,805,730	35,807,626
Great Western Bancorp. Inc.	564,703	18,516,611
Hanmi Financial Corp.	478,812	9,126,157
Heritage Financial Corp./WA	562,346	14,069,897
Security	Shares	Value

Banks (continued)
Hilltop Holdings Inc.	755,077	$27,484,803
Hope Bancorp Inc.	1,953,905	27,706,373
Independent Bank Corp.	329,865	24,904,807
Independent Bank Group Inc.	651,094	48,167,934
Investors Bancorp. Inc.	3,342,547	47,664,720
National Bank Holdings Corp., Class A	180,328	6,805,579
NBT Bancorp. Inc.	689,439	24,799,121
OFG Bancorp.	813,702	17,999,088
Old National Bancorp./IN	2,616,259	46,072,321
Pacific Premier Bancorp. Inc.	1,546,493	65,401,189
Park National Corp.	114,312	13,422,515
Preferred Bank/Los Angeles CA	212,035	13,415,454
Renasant Corp.	895,551	35,822,040
S&T Bancorp. Inc.	614,320	19,228,216
Seacoast Banking Corp. of Florida	882,537	30,138,639
Simmons First National Corp., Class A	1,702,280	49,944,895
Southside Bancshares Inc.	498,017	19,039,190
Tompkins Financial Corp.	215,422	16,708,130
United Community Banks Inc./GA	1,364,072	43,663,945
Veritex Holdings Inc.	788,493	27,920,537
Westamerica Bancorp.	223,929	12,994,600
		1,373,858,679
Beverages — 0.3%
Coca-Cola Consolidated Inc.	47,335	19,034,823
MGP Ingredients Inc.	111,931	7,571,013
		26,605,836
Biotechnology — 0.8%
Anika Therapeutics Inc.(a)	152,256	6,591,162
Eagle Pharmaceuticals Inc./DE(a)	132,755	5,681,914
Enanta Pharmaceuticals Inc.(a)	183,877	8,092,427
Myriad Genetics Inc.(a)	1,368,989	41,863,684
Organogenesis Holdings Inc., Class A(a)	320,933	5,333,906
Progenics Pharmaceuticals Inc.(a)(b)(c)	181,178	2
Spectrum Pharmaceuticals Inc.(a)(b)	1,291,396	4,842,735
Vanda Pharmaceuticals Inc.(a)(b)	474,243	10,200,967
		82,606,797
Building Products — 1.9%
American Woodmark Corp.(a)	141,565	11,564,445
Apogee Enterprises Inc.	457,229	18,622,937
Griffon Corp.	803,802	20,601,445
Insteel Industries Inc.	201,057	6,463,983
Quanex Building Products Corp.	598,085	14,856,431
Resideo Technologies Inc.(a)	2,548,380	76,451,400
UFP Industries Inc.	538,356	40,021,385
		188,582,026
Capital Markets — 0.5%
B. Riley Financial Inc.	100,468	7,585,334
Blucora Inc.(a)	485,482	8,403,693
Donnelley Financial Solutions Inc.(a)(b)	294,485	9,718,005
Greenhill & Co. Inc.	103,201	1,605,807
Piper Sandler Cos	97,373	12,615,646
WisdomTree Investments Inc.	1,121,058	6,950,560
		46,879,045
Chemicals — 2.2%
AdvanSix Inc.(a)	500,838	14,955,023
American Vanguard Corp.	265,755	4,653,370
Ferro Corp.(a)	954,995	20,599,242
FutureFuel Corp.	270,698	2,598,701
GCP Applied Technologies Inc.(a)	416,824	9,695,326

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Hawkins Inc.	148,650	$4,868,287
HB Fuller Co.	454,880	28,934,917
Innospec Inc.	270,935	24,549,420
Koppers Holdings Inc.(a)	375,899	12,160,333
Kraton Corp.(a)	571,209	18,444,338
Rayonier Advanced Materials Inc.(a)	1,126,975	7,539,463
Stepan Co.	175,859	21,150,562
Tredegar Corp.	463,205	6,378,333
Trinseo SA	686,419	41,075,313
		217,602,628
Commercial Services & Supplies — 3.2%
ABM Industries Inc.	1,189,787	52,767,054
Brady Corp., Class A, NVS	525,614	29,455,409
CoreCivic Inc.(a)	2,131,168	22,313,329
Deluxe Corp.	747,005	35,684,429
Harsco Corp.(a)	1,404,003	28,669,741
HNI Corp.	773,797	34,023,854
Interface Inc.	1,046,474	16,011,052
Matthews International Corp., Class A	564,367	20,294,637
Pitney Bowes Inc.	2,666,831	23,388,108
Team Inc.(a)(b)	548,083	3,672,156
U.S. Ecology Inc.(a)	342,641	12,855,890
UniFirst Corp./MA	130,155	30,539,569
Viad Corp.(a)	217,266	10,830,710
		320,505,938
Communications Equipment — 0.9%
ADTRAN Inc.	857,693	17,711,361
Applied Optoelectronics Inc.(a)	438,322	3,712,587
CalAmp Corp.(a)(b)	379,888	4,832,175
Comtech Telecommunications Corp.	464,713	11,227,466
Digi International Inc.(a)(b)	251,008	5,047,771
Extreme Networks Inc.(a)	1,239,636	13,834,338
Harmonic Inc.(a)(b)	939,918	8,008,101
NETGEAR Inc.(a)(b)	540,293	20,704,028
Plantronics Inc.(a)	233,209	9,731,812
		94,809,639
Construction & Engineering — 0.7%
Arcosa Inc.	393,479	23,112,956
Granite Construction Inc.	811,671	33,708,697
Matrix Service Co.(a)(b)	464,498	4,877,229
MYR Group Inc.(a)	132,499	12,046,809
		73,745,691
Construction Materials — 0.2%
U.S. Concrete Inc.(a)	283,820	20,945,916

Consumer Finance — 0.6%
Encore Capital Group Inc.(a)(b)	549,942	26,061,751
Enova International Inc.(a)(b)	646,207	22,106,742
EZCORP Inc., Class A, NVS(a)(b)	941,288	5,675,967
World Acceptance Corp.(a)(b)	22,989	3,683,757
		57,528,217
Containers & Packaging — 0.5%
Myers Industries Inc.	392,655	8,245,755
O-I Glass Inc.(a)	2,808,649	45,865,238
		54,110,993
Distributors — 0.4%
Core-Mark Holding Co. Inc.	803,231	36,153,427
Security	Shares	Value

Diversified Consumer Services — 0.2%
American Public Education Inc.(a)	147,349	$4,175,871
Perdoceo Education Corp.(a)	704,785	8,647,712
Regis Corp.(a)(b)	292,823	2,740,823
		15,564,406
Diversified Telecommunication Services — 0.4%
ATN International Inc.	194,930	8,867,366
Cogent Communications Holdings Inc.	277,605	21,345,048
Consolidated Communications Holdings Inc.(a)(b)	1,292,725	11,363,053
		41,575,467
Electrical Equipment — 0.4%
AZZ Inc.	197,122	10,206,977
Encore Wire Corp.	367,447	27,848,808
Powell Industries Inc.	158,807	4,915,077
		42,970,862
Electronic Equipment, Instruments & Components — 4.0%
Bel Fuse Inc., Class B, NVS	183,341	2,640,110
Benchmark Electronics Inc.	635,175	18,077,081
CTS Corp.	272,804	10,137,397
Daktronics Inc.(a)	652,411	4,299,388
ePlus Inc.(a)	240,498	20,848,772
Fabrinet(a)	249,591	23,928,289
FARO Technologies Inc.(a)	135,399	10,529,980
Insight Enterprises Inc.(a)(b)	624,962	62,502,450
Itron Inc.(a)	384,906	38,482,902
Knowles Corp.(a)(b)	1,631,861	32,212,936
Methode Electronics Inc.	403,834	19,872,671
OSI Systems Inc.(a)(b)	139,349	14,163,432
PC Connection Inc.	197,074	9,118,614
Plexus Corp.(a)(b)	218,052	19,932,133
Rogers Corp.(a)	156,119	31,348,695
Sanmina Corp.(a)(b)	1,158,783	45,146,186
ScanSource Inc.(a)	453,174	12,747,785
TTM Technologies Inc.(a)	1,763,800	25,222,340
		401,211,161
Energy Equipment & Services — 2.6%
Archrock Inc.	2,287,048	20,377,598
Bristow Group Inc.(a)	410,979	10,525,172
Core Laboratories NV(b)	493,640	19,227,278
Dril-Quip Inc.(a)(b)	632,731	21,405,290
Helix Energy Solutions Group Inc.(a)(b)	2,537,713	14,490,341
Helmerich & Payne Inc.	1,913,408	62,434,503
Nabors Industries Ltd.(a)(b)	115,556	13,201,117
Oceaneering International Inc.(a)(b)	1,773,631	27,615,435
Oil States International Inc.(a)(b)	1,075,215	8,440,438
Patterson-UTI Energy Inc.	3,330,301	33,103,192
ProPetro Holding Corp.(a)(b)	1,462,651	13,397,883
RPC Inc.(a)(b)	1,046,715	5,181,239
U.S. Silica Holdings Inc.(a)	1,318,783	15,245,132
		264,644,618
Entertainment — 0.1%
Marcus Corp. (The)(a)	421,216	8,933,991

Equity Real Estate Investment Trusts (REITs) — 9.1%
Acadia Realty Trust	1,407,594	30,910,764
Agree Realty Corp.	600,204	42,308,380
Alexander & Baldwin Inc.	1,290,105	23,634,723
American Assets Trust Inc.	890,110	33,192,202
Armada Hoffler Properties Inc.	1,052,850	13,992,376
Brandywine Realty Trust	3,030,044	41,541,903

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
CareTrust REIT Inc.	738,968	$17,166,227
Centerspace	100,140	7,901,046
Chatham Lodging Trust(a)	863,806	11,117,183
DiamondRock Hospitality Co.(a)	3,713,490	36,020,853
Diversified Healthcare Trust	4,245,066	17,744,376
Easterly Government Properties Inc.	834,048	17,581,732
Four Corners Property Trust Inc.	596,544	16,470,580
Franklin Street Properties Corp.	1,707,735	8,982,686
GEO Group Inc. (The)(b)	1,911,830	13,612,230
Getty Realty Corp.	347,924	10,837,833
Global Net Lease Inc.	1,694,856	31,354,836
Hersha Hospitality Trust, Class A(a)	643,263	6,921,510
Independence Realty Trust Inc.	923,200	16,829,936
Industrial Logistics Properties Trust	636,958	16,650,082
iStar Inc.	1,171,557	24,286,377
Kite Realty Group Trust	1,497,972	32,970,364
Lexington Realty Trust	3,162,548	37,792,448
LTC Properties Inc.	426,163	16,360,397
Mack-Cali Realty Corp.	1,528,589	26,215,301
NexPoint Residential Trust Inc.	172,220	9,468,656
Office Properties Income Trust	860,701	25,227,146
Retail Opportunity Investments Corp.	2,101,307	37,109,082
Retail Properties of America Inc., Class A	3,808,110	43,602,859
RPT Realty	1,450,369	18,825,790
Saul Centers Inc.	136,421	6,200,334
Service Properties Trust(b)	2,582,928	32,544,893
SITE Centers Corp.	2,976,966	44,833,108
Summit Hotel Properties Inc.(a)	1,883,302	17,571,208
Tanger Factory Outlet Centers Inc.	1,164,143	21,944,095
Uniti Group Inc.	1,502,440	15,910,840
Universal Health Realty Income Trust	124,140	7,640,817
Urstadt Biddle Properties Inc., Class A	541,740	10,498,921
Washington REIT	1,504,418	34,601,614
Whitestone REIT	723,551	5,969,296
Xenia Hotels & Resorts Inc.(a)	2,013,864	37,719,673
		922,064,677
Food & Staples Retailing — 0.8%
Andersons Inc. (The)	548,931	16,758,863
Chefs’ Warehouse Inc. (The)(a)(b)	570,400	18,155,832
PriceSmart Inc.	233,728	21,271,585
SpartanNash Co.	647,345	12,500,232
United Natural Foods Inc.(a)	467,869	17,301,796
		85,988,308
Food Products — 1.1%
Calavo Growers Inc.	174,652	11,076,430
Cal-Maine Foods Inc.(b)	275,718	9,983,749
Fresh Del Monte Produce Inc.	543,376	17,866,203
J&J Snack Foods Corp.	152,909	26,668,859
John B Sanfilippo & Son Inc.	157,593	13,958,012
Seneca Foods Corp., Class A(a)	118,012	6,028,053
Simply Good Foods Co. (The)(a)	823,113	30,051,855
		115,633,161
Gas Utilities — 1.0%
Chesapeake Utilities Corp.	152,022	18,292,807
Northwest Natural Holding Co.	543,993	28,570,513
South Jersey Industries Inc.	1,997,396	51,792,478
		98,655,798
Health Care Equipment & Supplies — 2.3%
AngioDynamics Inc.(a)	437,815	11,877,921
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Cardiovascular Systems Inc.(a)(b)	351,362	$14,985,589
CONMED Corp.	227,466	31,260,652
CryoLife Inc.(a)	329,679	9,362,884
Cutera Inc.(a)(b)	177,158	8,686,057
Glaukos Corp.(a)(b)	292,620	24,822,955
Inogen Inc.(a)	189,747	12,365,812
Integer Holdings Corp.(a)	351,857	33,144,929
Invacare Corp.(a)	617,986	4,987,147
Lantheus Holdings Inc.(a)(b)	1,197,861	33,108,878
Natus Medical Inc.(a)(b)	605,903	15,741,360
OraSure Technologies Inc.(a)(b)	465,830	4,723,516
Orthofix Medical Inc.(a)(b)	222,963	8,943,046
Surmodics Inc.(a)	88,891	4,822,337
Varex Imaging Corp.(a)(b)	700,803	18,795,536
		237,628,619
Health Care Providers & Services — 2.4%
AMN Healthcare Services Inc.(a)	309,986	30,062,442
Apollo Medical Holdings Inc.(a)	85,895	5,395,065
CorVel Corp.(a)(b)	58,984	7,921,551
Covetrus Inc.(a)	707,592	19,104,984
Cross Country Healthcare Inc.(a)	617,073	10,187,875
Hanger Inc.(a)	267,080	6,751,782
Magellan Health Inc.(a)	402,873	37,950,637
MEDNAX Inc.(a)(b)	933,935	28,158,140
Owens & Minor Inc.	640,874	27,128,197
RadNet Inc.(a)(b)	391,662	13,195,093
Select Medical Holdings Corp.	940,412	39,741,811
Tivity Health Inc.(a)(b)	230,462	6,063,455
U.S. Physical Therapy Inc.	103,124	11,948,978
		243,610,010
Health Care Technology — 0.2%
Computer Programs & Systems Inc.	121,060	4,022,824
HealthStream Inc.(a)	280,432	7,835,270
NextGen Healthcare Inc.(a)	527,412	8,749,765
		20,607,859
Hotels, Restaurants & Leisure — 1.9%
BJ’s Restaurants Inc.(a)(b)	413,546	20,321,650
Bloomin’ Brands Inc.(a)	1,434,115	38,921,881
Brinker International Inc.(a)	372,748	23,054,464
Cheesecake Factory Inc. (The)(a)	527,190	28,563,154
Chuy’s Holdings Inc.(a)	352,407	13,130,685
Dave & Buster’s Entertainment Inc.(a)	847,710	34,417,026
El Pollo Loco Holdings Inc.(a)(b)	165,622	3,029,226
Fiesta Restaurant Group Inc.(a)	314,819	4,228,019
Monarch Casino & Resort Inc.(a)(b)	112,746	7,460,403
Red Robin Gourmet Burgers Inc.(a)	277,606	9,191,535
Ruth’s Hospitality Group Inc.(a)	355,066	8,177,170
		190,495,213
Household Durables — 1.0%
Cavco Industries Inc.(a)(b)	64,115	14,245,712
Ethan Allen Interiors Inc.	388,396	10,719,730
La-Z-Boy Inc.	405,531	15,020,868
M/I Homes Inc.(a)(b)	519,269	30,465,512
MDC Holdings Inc.	402,876	20,385,526
Universal Electronics Inc.(a)	145,782	7,070,427
		97,907,775
Household Products — 0.2%
Central Garden & Pet Co.(a)(b)	68,784	3,640,737

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Products (continued)
Central Garden & Pet Co., Class A, NVS(a)	274,065	$13,237,340
		16,878,077
Industrial Conglomerates — 0.2%
Raven Industries Inc.	370,672	21,443,375

Insurance — 3.0%
Ambac Financial Group Inc.(a)(b)	545,852	8,548,042
American Equity Investment Life Holding Co.	1,428,968	46,184,246
AMERISAFE Inc.	218,767	13,058,202
Assured Guaranty Ltd.	987,608	46,891,628
Employers Holdings Inc.	440,531	18,854,727
Genworth Financial Inc., Class A(a)	7,359,413	28,701,711
Horace Mann Educators Corp.	651,141	24,365,696
James River Group Holdings Ltd.	386,323	14,494,839
ProAssurance Corp.	849,692	19,330,493
Safety Insurance Group Inc.	227,949	17,843,848
Selectquote Inc.(a)(b)	257,735	4,963,976
SiriusPoint Ltd.(a)(b)	1,349,365	13,588,106
Stewart Information Services Corp.	418,366	23,717,168
United Fire Group Inc.	384,599	10,664,930
United Insurance Holdings Corp.	363,646	2,072,782
Universal Insurance Holdings Inc.	483,723	6,714,075
		299,994,469
Internet & Direct Marketing Retail — 0.0%
Liquidity Services Inc.(a)	160,869	4,094,116

IT Services — 0.7%
CSG Systems International Inc.	289,482	13,657,761
Sykes Enterprises Inc.(a)	703,983	37,803,887
Unisys Corp.(a)	666,842	16,877,771
		68,339,419
Leisure Products — 0.1%
Sturm Ruger & Co. Inc.	119,260	10,731,015

Machinery — 4.4%
Albany International Corp., Class A	273,730	24,433,140
Astec Industries Inc.	156,738	9,865,090
Barnes Group Inc.	826,426	42,354,333
CIRCOR International Inc.(a)(b)	229,431	7,479,451
Enerpac Tool Group Corp.	626,948	16,689,356
EnPro Industries Inc.	365,656	35,523,480
ESCO Technologies Inc.	189,899	17,814,425
Greenbrier Companies Inc. (The)	582,127	25,369,095
Hillenbrand Inc.	454,618	20,039,561
John Bean Technologies Corp.(b)	219,971	31,372,264
Lindsay Corp.	77,419	12,795,812
Lydall Inc.(a)	163,484	9,894,052
Meritor Inc.(a)	1,290,774	30,229,927
Mueller Industries Inc.	610,458	26,438,936
SPX Corp.(a)	338,879	20,698,729
SPX FLOW Inc.	465,702	30,382,398
Standex International Corp.	221,104	20,984,981
Tennant Co.	178,111	14,222,163
Titan International Inc.(a)	485,310	4,115,429
Wabash National Corp.	926,037	14,816,592
Watts Water Technologies Inc., Class A	170,962	24,945,065
		440,464,279
Media — 1.2%
AMC Networks Inc., Class A(a)(b)	546,003	36,473,000
EW Scripps Co. (The), Class A	1,020,212	20,802,123
Security	Shares	Value

Media (continued)
Gannett Co. Inc.(a)	2,352,700	$12,916,323
Meredith Corp.(a)	719,869	31,271,109
Scholastic Corp.	535,648	20,295,703
		121,758,258
Metals & Mining — 2.1%
Allegheny Technologies Inc.(a)(b)	2,263,258	47,188,929
Arconic Corp.(a)(b)	766,286	27,295,107
Carpenter Technology Corp.	853,907	34,344,140
Century Aluminum Co.(a)	362,682	4,674,971
Haynes International Inc.	227,978	8,065,862
Kaiser Aluminum Corp.	281,351	34,744,035
Materion Corp.	225,458	16,988,260
Olympic Steel Inc.	164,437	4,832,804
SunCoke Energy Inc.	1,469,281	10,490,666
TimkenSteel Corp.(a)(b)	682,619	9,659,059
Warrior Met Coal Inc.	918,759	15,802,655
		214,086,488
Mortgage Real Estate Investment — 2.3%
Apollo Commercial Real Estate Finance Inc.	2,289,012	36,509,741
ARMOUR Residential REIT Inc.	1,262,496	14,417,704
Capstead Mortgage Corp.	1,712,948	10,517,501
Ellington Financial Inc.	576,270	11,035,571
Granite Point Mortgage Trust Inc.	902,579	13,313,040
Invesco Mortgage Capital Inc.	3,179,521	12,400,132
KKR Real Estate Finance Trust Inc.	489,361	10,584,879
New York Mortgage Trust Inc.	6,716,025	30,020,632
PennyMac Mortgage Investment Trust(d)	1,727,365	36,378,307
Ready Capital Corp.	1,022,524	16,227,456
Redwood Trust Inc.	1,264,505	15,262,575
Two Harbors Investment Corp.	3,435,745	25,974,232
		232,641,770
Multi-Utilities — 0.6%
Avista Corp.	1,121,238	47,843,226
Unitil Corp.	266,590	14,121,272
		61,964,498
Multiline Retail — 0.9%
Macy’s Inc.(a)	4,889,717	92,709,034

Oil, Gas & Consumable Fuels — 3.8%
Callon Petroleum Co.(a)(b)	820,351	47,326,049
CONSOL Energy Inc.(a)(b)	534,559	9,873,305
Dorian LPG Ltd.(a)(b)	218,538	3,085,756
Green Plains Inc.(a)	520,084	17,485,224
Laredo Petroleum Inc.(a)(b)	171,887	15,949,395
Matador Resources Co.(b)	1,109,661	39,958,893
Par Pacific Holdings Inc.(a)	791,281	13,309,346
PBF Energy Inc., Class A(a)	1,713,637	26,218,646
PDC Energy Inc.(b)	1,764,552	80,798,836
Penn Virginia Corp.(a)	271,354	6,406,668
Range Resources Corp.(a)	1,984,904	33,266,991
REX American Resources Corp.(a)	93,094	8,395,217
SM Energy Co.(b)	1,946,420	47,940,325
Southwestern Energy Co.(a)(b)	4,965,458	28,154,147
Talos Energy Inc.(a)(b)	568,910	8,897,752
		387,066,550
Paper & Forest Products — 1.1%
Clearwater Paper Corp.(a)(b)	295,152	8,550,554
Domtar Corp.(a)	884,354	48,604,096
Glatfelter Corp.	798,153	11,150,197

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products (continued)
Mercer International Inc.	703,023	$8,963,543
Neenah Inc.	298,781	14,989,843
Schweitzer-Mauduit International Inc.	558,113	22,536,603
		114,794,836
Personal Products — 0.7%
Edgewell Personal Care Co.	964,013	42,320,171
elf Beauty Inc.(a)	326,294	8,855,619
Inter Parfums Inc.	176,239	12,689,208
USANA Health Sciences Inc.(a)	73,644	7,543,355
		71,408,353
Pharmaceuticals — 0.8%
Amphastar Pharmaceuticals Inc.(a)(b)	228,716	4,610,915
ANI Pharmaceuticals Inc.(a)	110,384	3,868,959
Cara Therapeutics Inc.(a)	252,828	3,607,856
Endo International PLC(a)	1,595,205	7,465,559
Phibro Animal Health Corp., Class A	363,385	10,494,559
Prestige Consumer Healthcare Inc.(a)	885,131	46,115,325
		76,163,173
Professional Services — 1.1%
Heidrick & Struggles International Inc.	344,934	15,366,810
Kelly Services Inc., Class A, NVS(a)	593,670	14,230,270
Korn Ferry	576,482	41,823,769
ManTech International Corp./VA, Class A	156,413	13,535,981
Resources Connection Inc.	542,002	7,783,149
TrueBlue Inc.(a)	633,183	17,798,774
		110,538,753
Real Estate Management & Development — 0.5%
Marcus & Millichap Inc.(a)	233,004	9,056,865
RE/MAX Holdings Inc., Class A	192,181	6,405,393
Realogy Holdings Corp.(a)	2,053,707	37,418,542
		52,880,800
Road & Rail — 0.3%
ArcBest Corp.	451,977	26,300,541
Heartland Express Inc.	448,360	7,680,407
		33,980,948
Semiconductors & Semiconductor Equipment — 1.2%
Axcelis Technologies Inc.(a)	212,789	8,600,931
DSP Group Inc.(a)	188,421	2,788,631
Ichor Holdings Ltd.(a)	249,232	13,408,682
Kulicke & Soffa Industries Inc.	563,151	34,464,841
PDF Solutions Inc.(a)	209,020	3,799,984
Photronics Inc.(a)(b)	587,191	7,756,793
Rambus Inc.(a)(b)	1,154,828	27,380,972
SMART Global Holdings Inc.(a)	241,097	11,495,505
Veeco Instruments Inc.(a)(b)	395,263	9,502,122
		119,198,461
Software — 0.8%
BM Technologies Inc.	67,282	793,279
Bottomline Technologies DE Inc.(a)	275,338	10,209,533
InterDigital Inc.	545,719	39,853,859
Progress Software Corp.	274,051	12,674,859
Xperi Holding Corp.	689,248	15,328,875
		78,860,405
Specialty Retail — 7.5%
Aaron’s Co. Inc. (The)	607,401	19,430,758
Abercrombie & Fitch Co., Class A(a)	1,100,405	51,091,804
America’s Car-Mart Inc./TX(a)(b)	39,947	5,661,289
Asbury Automotive Group Inc.(a)(b)	342,930	58,767,914
Security	Shares	Value

Specialty Retail (continued)
Barnes & Noble Education Inc.(a)(b)	544,522	$3,926,004
Bed Bath & Beyond Inc.(a)(b)	1,894,556	63,069,769
Boot Barn Holdings Inc.(a)(b)	206,236	17,334,136
Buckle Inc. (The)	301,313	14,990,322
Caleres Inc.	673,032	18,367,043
Cato Corp. (The), Class A	345,802	5,833,680
Chico’s FAS Inc.(a)	2,131,229	14,023,487
Children’s Place Inc. (The)(a)	260,664	24,257,392
Conn’s Inc.(a)(b)	346,077	8,824,963
Designer Brands Inc. , Class A(a)	1,045,260	17,299,053
GameStop Corp., Class A(a)(b)	521,756	111,728,830
Genesco Inc.(a)(b)	254,698	16,219,169
Group 1 Automotive Inc.	303,670	46,895,758
Guess? Inc.	671,678	17,732,299
Haverty Furniture Companies Inc.	162,465	6,947,003
Monro Inc.	593,972	37,723,162
ODP Corp. (The)(a)	949,203	45,571,236
Sally Beauty Holdings Inc.(a)(b)	2,003,146	44,209,432
Shoe Carnival Inc.	152,782	10,937,663
Signet Jewelers Ltd.(a)	928,630	75,024,018
Sonic Automotive Inc., Class A(b)	416,727	18,644,366
Zumiez Inc.(a)(b)	162,292	7,950,685
		762,461,235
Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corp.(a)(b)	1,175,509	46,985,095
Diebold Nixdorf Inc.(a)(b)	732,178	9,401,165
		56,386,260
Textiles, Apparel & Luxury Goods — 1.7%
Fossil Group Inc.(a)(b)	390,567	5,577,297
G-III Apparel Group Ltd.(a)(b)	772,136	25,372,389
Kontoor Brands Inc.	460,275	25,964,113
Movado Group Inc.	294,497	9,267,821
Oxford Industries Inc.	299,670	29,619,383
Steven Madden Ltd.	832,586	36,433,963
Unifi Inc.(a)	264,000	6,431,040
Vera Bradley Inc.(a)	396,063	4,907,220
Wolverine World Wide Inc.	908,800	30,572,032
		174,145,258
Thrifts & Mortgage Finance — 1.7%
Capitol Federal Financial Inc.	2,085,110	24,562,596
Flagstar Bancorp. Inc.	332,940	14,073,374
HomeStreet Inc.	327,354	13,336,402
Meta Financial Group Inc.	217,474	11,010,709
Northfield Bancorp. Inc.	821,945	13,479,898
Northwest Bancshares Inc.	1,987,221	27,105,694
Provident Financial Services Inc.	1,273,170	29,142,861
TrustCo Bank Corp. NY	302,702	10,406,895
WSFS Financial Corp.	716,909	33,400,790
		176,519,219
Tobacco — 0.4%
Universal Corp./VA	436,655	24,876,236
Vector Group Ltd.	1,143,316	16,166,488
		41,042,724
Trading Companies & Distributors — 1.4%
Applied Industrial Technologies Inc.	269,208	24,514,081
Boise Cascade Co.	699,989	40,844,358
DXP Enterprises Inc./TX(a)(b)	313,955	10,454,702
GMS Inc.(a)(b)	761,445	36,655,962
NOW Inc.(a)	1,963,168	18,630,464

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Veritiv Corp.(a)	216,693	$13,309,284
		144,408,851
Water Utilities — 0.4%
American States Water Co.	301,126	23,957,584
California Water Service Group	368,729	20,479,209
		44,436,793
Wireless Telecommunication Services — 0.2%
Shenandoah Telecommunications Co.	309,797	15,028,252
Spok Holdings Inc.	323,504	3,112,109
		18,140,361
Total Common Stocks — 97.2%
(Cost: $8,065,125,221)		9,820,835,782

Warrants

Energy Equipment & Services — 0.0%
Nabors Industries Ltd., (Expires 06/11/26)(a)	4,911	49,110

Total Warrants — 0.0%
(Cost: $0)		49,110

Short-Term Investments

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	342,445,477	342,650,944
Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	277,600,000	$277,600,000
		620,250,944
Total Short-Term Investments — 6.1%
(Cost: $620,110,660)		620,250,944

Total Investments in Securities — 103.3%
(Cost: $8,685,235,881)		10,441,135,836

Other Assets, Less Liabilities — (3.3)%		(337,604,499)

Net Assets—100.0%		$10,103,531,337

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$231,807,052	$110,840,084	(a)	$—	$(8,279)	$12,087	$342,650,944	342,445,477	$169,983	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	186,460,000	91,140,000	(a)	—	—	—	277,600,000	277,600,000	4,731		—
					$(8,279)	$12,087	$620,250,944		$174,714		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

				Value/
			Notional	Unrealized
	Number of	Expiration	Amount	Appreciation
Description	Contracts	Date	(000)	(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index	350	09/17/21	$40,387	$297,139

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
June 30, 2021

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs & Co.(b)	02/27/23	$85,669,034	$(2,681,007	)(c)	82,910,899	0.8%
	Monthly	HSBC Bank USA N.A.(d)	02/10/23	87,861,968	(4,277,318	)(e)	82,363,849	0.9
	Monthly	JPMorgan Securities PLC(f)	02/08/23	87,818,259	(5,010,447	)(g)	82,668,973	0.9
					$(11,968,772)		$247,943,721

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $77,128 of net dividends and financing fees.

(e)	Amount includes $1,220,801 of net dividends, payable for referenced securities purchased and financing fees.

(g)	Amount includes $138,839 of net dividends, payable for referenced securities purchased and financing fees.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1M US Dollar LIBOR BBA	USD - 1M US Dollar LIBOR BBA	USD - 1M US Dollar LIBOR BBA

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
June 30, 2021

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of June 30, 2021 expiration 2/27/2023.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Banks
Allegiance Bancshares Inc.	6,710	$257,932	0.3%
Ameris Bancorp.	58,361	2,954,817	3.6
Bancorp. Inc. (The)	23,563	542,185	0.6
BankUnited Inc.	34,622	1,478,013	1.8
Banner Corp.	51,177	2,774,305	3.3
Berkshire Hills Bancorp. Inc.	3,081	84,450	0.1
Boston Private Financial Holdings Inc.	33,685	496,854	0.6
Brookline Bancorp. Inc.	74,561	1,114,687	1.3
Cadence BanCorp.	50,934	1,063,502	1.3
Central Pacific Financial Corp.	54,722	1,426,055	1.7
City Holding Co.	3,925	295,317	0.4
Columbia Banking System Inc.	37,678	1,452,864	1.7
Community Bank System Inc.	656	49,626	0.1
Customers Bancorp. Inc.	13,977	544,963	0.7
CVB Financial Corp.	4,880	100,479	0.1
Eagle Bancorp. Inc.	6,306	353,640	0.4
First BanCorp./Puerto Rico	94,122	1,121,934	1.3
First Bancorp./Southern Pines NC.	13,799	564,517	0.7
First Commonwealth Financial Corp.	13,740	193,322	0.2
First Financial Bancorp.	57,008	1,347,099	1.6
First Midwest Bancorp. Inc.	74,727	1,481,836	1.8
Great Western Bancorp. Inc.	24,369	799,060	1.0
Hanmi Financial Corp.	13,832	263,638	0.3
Heritage Financial Corp./WA	6,574	164,481	0.2
Hope Bancorp Inc.	62,043	879,770	1.1
Independent Bank Corp.	8,554	645,827	0.8
Investors Bancorp. Inc.	155,999	2,224,546	2.7
National Bank Holdings Corp., Class A	12,568	474,316	0.6
NBT Bancorp.Inc.	19,717	709,220	0.8
OFG Bancorp.	9,134	202,044	0.2
Old National Bancorp./IN	102,817	1,810,607	2.2
Pacific Premier Bancorp. Inc.	6,975	294,973	0.4
Preferred Bank/Los Angeles CA.	1,315	83,200	0.1
S&T Bancorp. Inc.	28,072	878,654	1.1
Simmons First National Corp., Class A	72,488	2,126,798	2.6
Southside Bancshares Inc.	8,709	332,945	0.4
United Community Banks Inc./GA	96,540	3,090,245	3.7
Veritex Holdings Inc.	30,775	1,089,743	1.3
Westamerica Bancorp.	18,542	1,075,992	1.3
		36,844,456
Commercial Services & Supplies
Pitney Bowes Inc.	83,358	731,050	0.9

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	30,649	673,052	0.8
CareTrust REIT Inc.	38,912	903,926	1.1
GEO Group Inc. (The)	117,048	833,382	1.0
iStar Inc.	3,456	71,643	0.1
Service Properties Trust	216,515	2,728,089	3.3
		5,210,092
Hotels, Restaurants & Leisure
Brinker International Inc.	2,135	132,050	0.1
			% of
			Basket
	Shares	Value	Value

Insurance
American Equity Investment Life Holding Co.	88,035	$2,845,291	3.4
Assured Guaranty Ltd.	260,642	12,375,282	14.9
Employers Holdings Inc.	25,648	1,097,734	1.3
Genworth Financial Inc., Class A	1,051,263	4,099,926	4.9
Horace Mann Educators Corp.	17,974	672,587	0.8
James River Group Holdings Ltd.	10,250	384,580	0.5
ProAssurance Corp.	31,159	708,867	0.9
Safety Insurance Group Inc.	5,887	460,834	0.6
Stewart Information Services Corp.	18,492	1,048,311	1.3
		23,693,412
Mortgage Real Estate Investment
Ellington Financial Inc.	10,505	201,171	0.2

Multiline Retail
Macy’s Inc.	317,955	6,028,427	7.3

Multi-Utilities
Avista Corp.	9,188	392,052	0.5

Oil, Gas & Consumable Fuels
Green Plains Inc.	126,035	4,237,297	5.1

Thrifts & Mortgage Finance
Capitol Federal Financial Inc.	104,129	1,226,640	1.5
Flagstar Bancorp. Inc.	691	29,209	0.0
HomeStreet Inc.	28,103	1,144,916	1.4
Northwest Bancshares Inc.	138,549	1,889,808	2.3
TrustCo Bank Corp. NY	16,937	582,294	0.7
WSFS Financial Corp.	12,192	568,025	0.7
		5,440,892
Total Reference Entity — Long		82,910,899

Net Value of Reference Entity — Goldman Sachs & Co.		$82,910,899

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank USA N.A. as of June 30, 2021 expiration 2/10/2023.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Banks
Allegiance Bancshares Inc.	17,906	$688,307	0.8%
Ameris Bancorp.	24,739	1,252,536	1.5
Bancorp. Inc. (The)	12,291	282,816	0.3
BankUnited Inc.	93,673	3,998,900	4.9
Banner Corp.	26,849	1,455,484	1.8
Boston Private Financial Holdings Inc.	102,396	1,510,341	1.8
Brookline Bancorp. Inc.	66,045	987,373	1.2
Cadence BanCorp.	66,274	1,383,801	1.7
Central Pacific Financial Corp.	20,256	527,871	0.6
City Holding Co.	11,310	850,964	1.0
Columbia Banking System Inc.	65,624	2,530,461	3.1
Community Bank System Inc.	26,109	1,975,146	2.4
Customers Bancorp. Inc.	29,934	1,167,127	1.4
CVB Financial Corp.	12,368	254,657	0.3
Eagle Bancorp. Inc.	26,223	1,470,586	1.8
First BanCorp./Puerto Rico	239,622	2,856,294	3.5
First Bancorp./Southern Pines NC	35,937	1,470,183	1.8

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
June 30, 2021

			% of
			Basket
	Shares	Value	Value

First Commonwealth Financial Corp.	107,862	$1,517,618	1.8
First Financial Bancorp.	129,691	3,064,598	3.7
First Midwest Bancorp. Inc.	71,561	1,419,055	1.7
Great Western Bancorp. Inc.	30,070	985,995	1.2
Hanmi Financial Corp.	44,633	850,705	1.0
Heritage Financial Corp./WA	25,921	648,543	0.8
Hope Bancorp Inc.	100,577	1,426,182	1.7
Independent Bank Corp.	22,599	1,706,225	2.1
Investors Bancorp.Inc.	141,618	2,019,473	2.5
National Bank Holdings Corp., Class A	2,750	103,785	0.1
NBT Bancorp. Inc.	46,717	1,680,410	2.0
OFG Bancorp	58,863	1,302,050	1.6
Old National Bancorp./IN	181,413	3,194,683	3.9
Pacific Premier Bancorp. Inc.	60,764	2,569,710	3.1
Preferred Bank/Los Angeles CA	9,806	620,426	0.8
Renasant Corp.	79,097	3,163,880	3.8
S&T Bancorp. Inc.	35,627	1,115,125	1.4
Seacoast Banking Corp. of Florida	20,912	714,145	0.9
Simmons First National Corp., Class A	83,083	2,437,655	3.0
Southside Bancshares Inc.	25,672	981,441	1.2
United Community Banks Inc./GA	47,751	1,528,510	1.9
Veritex Holdings Inc.	16,809	595,207	0.7
Westamerica Bancorp	9,990	579,720	0.7
		58,887,988
Commercial Services & Supplies
Pitney Bowes Inc.	238,820	2,094,451	2.5

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	13,567	297,931	0.3
CareTrust REIT Inc.	13,393	311,119	0.4
GEO Group Inc. (The)	21,009	149,584	0.2
iStar Inc.	90,369	1,873,349	2.3
Service Properties Trust	40,365	508,599	0.6
		3,140,582
Insurance
American Equity Investment Life Holding Co.	6,025	194,728	0.2
Assured Guaranty Ltd.	37,361	1,773,900	2.2
Employers Holdings Inc.	10,152	434,506	0.5
Genworth Financial Inc., Class A	390,916	1,524,572	1.8
Horace Mann Educators Corp.	15,719	588,205	0.7
ProAssurance Corp.	48,050	1,093,138	1.3
Safety Insurance Group Inc.	9,225	722,133	0.9
Stewart Information Services Corp.	16,750	949,558	1.2
		7,280,740
Mortgage Real Estate Investment
Ellington Financial Inc.	9,643	184,663	0.2
Granite Point Mortgage Trust Inc.	67,860	1,000,935	1.2
		1,185,598
Multiline Retail
Macy’s Inc.	115,079	2,181,898	2.7

Multi-Utilities
Avista Corp.	42,332	1,806,306	2.2

Oil, Gas & Consumable Fuels
Green Plains Inc.	31,056	1,044,103	1.3
			% of
			Basket
	Shares	Value	Value

Thrifts & Mortgage Finance
Capitol Federal Financial Inc.	68,136	$802,642	1.0
Flagstar Bancorp. Inc.	2,118	89,528	0.1
HomeStreet Inc.	16,099	655,873	0.8
Meta Financial Group Inc.	18,103	916,555	1.1
Northwest Bancshares Inc.	57,104	778,899	1.0
Provident Financial Services Inc.	7,231	165,518	0.2
TrustCo Bank Corp. NY	9,326	320,628	0.4
WSFS Financial Corp.	21,733	1,012,540	1.2
		4,742,183
Total Reference Entity — Long		82,363,849

Net Value of Reference Entity — HSBC Bank USA N.A.		$82,363,849

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Securities PLC as of June 30, 2021 expiration 2/8/2023.

			% of
			Basket
	Shares	Value	Value

Reference Entity — Long

Air Freight & Logistics
Echo Global Logistics Inc.	7,939	$244,045	0.3%

Banks
Ameris Bancorp.	38,087	1,928,345	2.3
BankUnited Inc.	59,105	2,523,192	3.0
Berkshire Hills Bancorp. Inc.	34,659	950,003	1.1
Boston Private Financial Holdings Inc.	18,852	278,067	0.3
Brookline Bancorp. Inc.	32,512	486,054	0.6
Cadence BanCorp.	140,771	2,939,298	3.6
Central Pacific Financial Corp.	6,266	163,292	0.2
City Holding Co.	4,068	306,076	0.4
Columbia Banking System Inc.	42,312	1,631,551	2.0
Community Bank System Inc.	34,870	2,637,916	3.2
Customers Bancorp. Inc.	10,266	400,271	0.5
CVB Financial Corp.	91,939	1,893,024	2.3
Dime Community Bancshares Inc.	1	34	0.0
Eagle Bancorp. Inc.	25,665	1,439,293	1.7
First BanCorp./Puerto Rico	408,307	4,867,019	5.9
First Bancorp./Southern Pines NC	9,008	368,517	0.4
First Commonwealth Financial Corp.	91,551	1,288,123	1.6
First Financial Bancorp.	8,423	199,035	0.2
First Midwest Bancorp. Inc.	62,919	1,247,684	1.5
Great Western Bancorp. Inc.	19,942	653,898	0.8
Hanmi Financial Corp.	2,485	47,364	0.1
Heritage Financial Corp./WA	36,260	907,225	1.1
Hope Bancorp Inc.	65,195	924,465	1.1
Independent Bank Corp.	10,307	778,179	0.9
Investors Bancorp. Inc.	356,561	5,084,560	6.1
National Bank Holdings Corp., Class A	5,156	194,587	0.2
NBT Bancorp. Inc.	15,461	556,132	0.7
OFG Bancorp.	21,383	472,992	0.6
Old National Bancorp./IN	38,504	678,055	0.8
Pacific Premier Bancorp. Inc.	64,242	2,716,794	3.3
Preferred Bank/Los Angeles CA	15,136	957,655	1.2
Renasant Corp.	23,985	959,400	1.2
S&T Bancorp. Inc.	17,476	546,999	0.7
Seacoast Banking Corp. of Florida	77,096	2,632,828	3.2
Simmons First National Corp., Class A	55,146	1,617,984	2.0

Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
June 30, 2021

			% of
			Basket
	Shares	Value	Value

Southside Bancshares Inc.	18,375	$702,476	0.8
United Community Banks Inc./GA	30,515	976,785	1.2
Veritex Holdings Inc.	38,671	1,369,340	1.7
Westamerica Bancorp.	1,909	110,779	0.1
		48,435,291
Commercial Services & Supplies
Pitney Bowes Inc.	123,061	1,079,245	1.3

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust	75,318	1,653,983	2.0
CareTrust REIT Inc.	39,703	922,301	1.1
DiamondRock Hospitality Co.	4,579	44,416	0.1
GEO Group Inc. (The)	95,979	683,370	0.8
iStar Inc.	43,755	907,041	1.1
Service Properties Trust	83,065	1,046,619	1.3
		5,257,730
Health Care Providers & Services
Magellan Health Inc.	9,890	931,638	1.1

Insurance
Assured Guaranty Ltd.	45,731	2,171,308	2.6
Employers Holdings Inc.	22,839	977,509	1.2
Genworth Financial Inc., Class A	154,224	601,474	0.7
Horace Mann Educators Corp.	48,288	1,806,937	2.2
ProAssurance Corp.	24,858	565,520	0.7
Safety Insurance Group Inc.	5,572	436,176	0.5
Stewart Information Services Corp.	20,034	1,135,727	1.4
Universal Insurance Holdings Inc.	5,301	73,578	0.1

		7,768,229
			% of
			Basket
	Shares	Value	Value

Mortgage Real Estate Investment
Ellington Financial Inc.	178,473	$3,417,758	4.1
Granite Point Mortgage Trust Inc.	4,910	72,423	0.1
Redwood Trust Inc.	1	12	0.0
		3,490,193
Multiline Retail
Macy’s Inc.	205,001	3,886,819	4.7

Multi-Utilities
Avista Corp.	56,408	2,406,929	2.9

Oil, Gas & Consumable Fuels
Green Plains Inc.	69,481	2,335,951	2.8

Real Estate Management & Development
RE/MAX Holdings Inc., Class A	1	33	0.0

Thrifts & Mortgage Finance
Capitol Federal Financial Inc.	27,396	322,725	0.4
Flagstar Bancorp. Inc.	1,487	62,855	0.1
HomeStreet Inc.	5,772	235,151	0.3
Meta Financial Group Inc.	13,763	696,821	0.8
Northfield Bancorp. Inc.	706	11,578	0.0
Northwest Bancshares Inc.	63,978	872,660	1.1
TrustCo Bank Corp. NY	9,941	341,772	0.4
WSFS Financial Corp.	92,065	4,289,308	5.2
		6,832,870
Total Reference Entity — Long		82,668,973

Net Value of Reference Entity — JPMorgan Securities PLC		$82,668,973

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,820,042,501	$793,279	$2	$9,820,835,782
Warrants	49,110	—	—	49,110
Money Market Funds	620,250,944	—	—	620,250,944
	$10,440,342,555	$793,279	$2	$10,441,135,836
Derivative financial instruments(a)
Assets
Futures Contracts	$297,139	$—	$—	$297,139
Liabilities
Swaps	—	(11,968,772)	—	(11,968,772)
	$297,139	$(11,968,772)	$—	$(11,671,633)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations
Portfolio Abbreviations - Equity
		HSBC	HSBC Bank PLC
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust